Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,219
Balance at end of year	3,165	$ 3,219
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,912	5,987
Acquisitions	37	2
Removed from service		(1)
Disposals of businesses	(45)	(5)
Translation and other, net	38	(71)
Balance at end of year	5,942	5,912
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,693)	(2,656)
Amortization	(97)	(99)
Removed from service		1
Disposals of businesses	45	5
Translation and other, net	(32)	56
Balance at end of year	(2,777)	(2,693)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646	2,646
Acquisitions	0	0
Removed from service		0
Disposals of businesses	0	0
Translation and other, net	0	0
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0	0
Amortization	0	0
Removed from service		0
Disposals of businesses	0	0
Translation and other, net	0	0
Balance at end of year	0	0
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	12
Balance at end of year	19	12
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	130	130
Acquisitions	18	0
Removed from service		0
Disposals of businesses	(14)	0
Translation and other, net	0	0
Balance at end of year	134	130
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(118)	(110)
Amortization	(11)	(9)
Removed from service		0
Disposals of businesses	14	0
Translation and other, net	0	1
Balance at end of year	(115)	(118)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	480
Balance at end of year	441	480
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,767	1,815
Acquisitions	19	2
Removed from service		(1)
Disposals of businesses	(31)	(5)
Translation and other, net	27	(44)
Balance at end of year	1,782	1,767
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,287)	(1,258)
Amortization	(63)	(64)
Removed from service		1
Disposals of businesses	31	5
Translation and other, net	(22)	29
Balance at end of year	(1,341)	(1,287)
Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	57
Balance at end of year	39	57
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	630	638
Acquisitions	0	0
Removed from service		0
Disposals of businesses	0	0
Translation and other, net	3	(8)
Balance at end of year	633	630
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(573)	(560)
Amortization	(19)	(20)
Removed from service		0
Disposals of businesses	0	0
Translation and other, net	(2)	7
Balance at end of year	(594)	(573)
Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	24
Amortization	(97)	(99)
Balance at end of year	20	24
Other identifiable intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	739	758
Acquisitions	0	0
Removed from service		0
Disposals of businesses	0	0
Translation and other, net	8	(19)
Balance at end of year	747	739
Other identifiable intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(715)	(728)
Amortization	(4)	(6)
Removed from service		0
Disposals of businesses	0	0
Translation and other, net	(8)	19
Balance at end of year	$ (727)	$ (715)